Segment Information - Schedule of continuing operations by operating segment (Details) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($) segment	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Segment Reporting [Abstract]
Number of Reportable Segments | segment	5		5
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Premiums	$ 2,105	$ 735	$ 5,091	$ 5,653	$ 4,341
Policy fees	698	730	2,914	3,005	2,874
Total net investment income	2,695	2,581	9,576	11,672	10,516
Total net realized gains (losses)	(1,458)	2,887	6,091	1,752	(3,741)
Advisory fee and other income	222	307	1,025	1,175	1,072
Total revenues	4,262	7,240	24,697	23,257	15,062
Policyholder benefits	2,495	1,168	6,720	7,387	6,602
Interest credited to policyholder account balances	1,026	878	3,732	3,562	3,528
Amortization of deferred policy acquisition costs and value of business acquired	256	243	1,020	951	543
Non-deferrable insurance commissions	136	144	568	623	604
Advisory fee expenses	65	71	266	322	316
General operating expenses	582	586	2,323	2,104	2,027
Interest expense	172	81	534	389	490
Net (gain) loss on divestitures	3	2	1	(3,081)	0
Total benefits and expenses	4,931	2,940	14,206	12,003	14,211
Net income attributable to noncontrolling interests	(6)	(75)	(320)	(929)	(224)
Income before income tax (benefit)	(669)	4,300	10,491	11,254	851
(Gain) loss on extinguishment of debt			0	219	10
Change in the fair value of market risk benefits, net	196	(233)	(958)	(447)	0
Fortitude Holdings
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net (gain) loss on divestitures				(26)	91
Fortitude Holdings
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total net investment income	394	278	891	1,775	1,427
Income before income tax (benefit)	(611)	2,992	6,841	2,012	(1,549)
Operating Segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Premiums			5,091	5,653	4,341
Operating Segments | Individual Retirement
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Premiums	78	56	235	195	151
Policy fees	174	185	741	797	861
Total net investment income	1,128	983	3,888	4,334	4,105
Total net realized gains (losses)	0	0	0	0	0
Advisory fee and other income	103	123	451	592	571
Total revenues	1,483	1,347	5,315	5,918	5,688
Policyholder benefits	65	66	285	317	411
Interest credited to policyholder account balances	519	454	1,916	1,793	1,751
Amortization of deferred policy acquisition costs and value of business acquired	137	119	523	451	556
Non-deferrable insurance commissions	86	92	351	396	334
Advisory fee expenses	34	37	141	189	205
General operating expenses	108	111	426	437	427
Interest expense	0	0	0	46	62
Net (gain) loss on divestitures	0	0	0	0
Total benefits and expenses	949	879	3,642	3,629	3,746
Net income attributable to noncontrolling interests	0	0	0	0	0
Adjusted pre-tax operating income (loss)	534	468	1,673	2,289	1,942
(Gain) loss on extinguishment of debt				0	0
Change in the fair value of market risk benefits, net	0	0	0	0
Operating Segments | Individual Retirement | Fortitude Holdings
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net (gain) loss on divestitures				0	0
Operating Segments | Group Retirement
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Premiums	6	8	19	22	19
Policy fees	100	114	415	480	443
Total net investment income	500	527	2,000	2,413	2,213
Total net realized gains (losses)	0	0	0	0	0
Advisory fee and other income	76	85	305	337	272
Total revenues	682	734	2,739	3,252	2,947
Policyholder benefits	9	10	35	31	74
Interest credited to policyholder account balances	291	284	1,147	1,159	1,125
Amortization of deferred policy acquisition costs and value of business acquired	21	19	80	78	15
Non-deferrable insurance commissions	28	28	123	122	117
Advisory fee expenses	29	34	124	133	111
General operating expenses	118	117	447	445	488
Interest expense	0	0	0	35	42
Net (gain) loss on divestitures	0	0	0	0
Total benefits and expenses	496	492	1,956	2,003	1,972
Net income attributable to noncontrolling interests	0	0	0	0	0
Adjusted pre-tax operating income (loss)	186	242	783	1,249	975
(Gain) loss on extinguishment of debt				0	0
Change in the fair value of market risk benefits, net	0	0	0	0
Operating Segments | Group Retirement | Fortitude Holdings
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net (gain) loss on divestitures				0	0
Operating Segments | Life Insurance
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Premiums	425	425	1,864	1,586	1,526
Policy fees	375	384	1,564	1,541	1,384
Total net investment income	317	356	1,389	1,621	1,532
Total net realized gains (losses)	0	0	0	0	0
Advisory fee and other income	29	36	121	110	94
Total revenues	1,146	1,201	4,938	4,858	4,536
Policyholder benefits	708	744	3,010	2,842	3,219
Interest credited to policyholder account balances	82	85	342	354	373
Amortization of deferred policy acquisition costs and value of business acquired	96	104	410	416	25
Non-deferrable insurance commissions	17	18	72	80	119
Advisory fee expenses	2	0	1	0	0
General operating expenses	159	166	656	682	624
Interest expense	0	0	0	25	30
Net (gain) loss on divestitures	0	0	0	0
Total benefits and expenses	1,064	1,117	4,491	4,399	4,390
Net income attributable to noncontrolling interests	0	0	0	0	0
Adjusted pre-tax operating income (loss)	82	84	447	459	146
(Gain) loss on extinguishment of debt				0	0
Change in the fair value of market risk benefits, net	0	0	0	0
Operating Segments | Life Insurance | Fortitude Holdings
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net (gain) loss on divestitures				0	0
Operating Segments | Institutional Markets
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Premiums	1,575	238	2,913	3,774	2,564
Policy fees	49	47	194	187	186
Total net investment income	332	264	1,049	1,155	931
Total net realized gains (losses)	0	0	0	0	0
Advisory fee and other income	0	1	2	2	1
Total revenues	1,956	550	4,158	5,118	3,682
Policyholder benefits	1,718	350	3,404	4,183	2,886
Interest credited to policyholder account balances	123	59	320	274	303
Amortization of deferred policy acquisition costs and value of business acquired	2	1	7	6	5
Non-deferrable insurance commissions	5	6	20	22	31
Advisory fee expenses	0	0	0	0	0
General operating expenses	23	19	73	77	79
Interest expense	0	0	0	9	11
Net (gain) loss on divestitures	0	0	0	0
Total benefits and expenses	1,871	435	3,824	4,571	3,315
Net income attributable to noncontrolling interests	0	0	0	0	0
Adjusted pre-tax operating income (loss)	85	115	334	547	367
(Gain) loss on extinguishment of debt				0	0
Change in the fair value of market risk benefits, net	0	0	0	0
Operating Segments | Institutional Markets | Fortitude Holdings
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net (gain) loss on divestitures				0	0
Operating Segments | Corporate & Other
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Premiums	20	21	82	86	74
Policy fees	0	0	0	0	0
Total net investment income	68	186	473	443	346
Total net realized gains (losses)	4	11	170	701	54
Advisory fee and other income	14	38	121	134	122
Total revenues	106	256	846	1,364	596
Policyholder benefits	0	0	0	0	0
Interest credited to policyholder account balances	0	0	0	0	0
Amortization of deferred policy acquisition costs and value of business acquired	0	0	0	0	0
Non-deferrable insurance commissions	0	0	2	3	3
Advisory fee expenses	0	0	0	0	0
General operating expenses	91	104	384	375	309
Interest expense	172	77	535	286	324
Net (gain) loss on divestitures	0	0	0	0
Total benefits and expenses	263	181	921	664	636
Net income attributable to noncontrolling interests	(6)	(75)	(320)	(861)	(194)
Adjusted pre-tax operating income (loss)	(163)	0	(395)	(161)	(234)
(Gain) loss on extinguishment of debt				0	0
Change in the fair value of market risk benefits, net	0	0	0	0
Operating Segments | Corporate & Other | Fortitude Holdings
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net (gain) loss on divestitures				0	0
Eliminations
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Premiums	0	0	0	0	0
Policy fees	0	0	0	0	0
Total net investment income	(10)	(5)	(41)	(49)	(43)
Total net realized gains (losses)	0	0	0	0	0
Advisory fee and other income	0	5	0	0	0
Total revenues	(10)	0	(41)	(49)	(43)
Policyholder benefits	0	0	0	0	0
Interest credited to policyholder account balances	0	0	0	0	0
Amortization of deferred policy acquisition costs and value of business acquired	0	0	0	0	0
Non-deferrable insurance commissions	0	0	0	0	0
Advisory fee expenses	0	0	0	0	0
General operating expenses	0	7	(2)	0	(7)
Interest expense	(10)	(7)	(51)	(47)	(34)
Net (gain) loss on divestitures	0	0	0	0
Total benefits and expenses	(10)	0	(53)	(47)	(41)
Net income attributable to noncontrolling interests	0	0	0	0	0
Adjusted pre-tax operating income (loss)	0	0	12	(2)	(2)
(Gain) loss on extinguishment of debt				0	0
Change in the fair value of market risk benefits, net	0	0	0	0
Eliminations | Fortitude Holdings
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net (gain) loss on divestitures				0	0
Adjustments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Premiums	1	(13)	(22)	(10)	7
Policy fees	0	0	0	0	0
Total net investment income	360	270	818	1,755	1,432
Total net realized gains (losses)	(1,462)	2,876	5,921	1,051	(3,795)
Advisory fee and other income	0	19	25	0	12
Total revenues	(1,101)	3,152	6,742	2,796	(2,344)
Policyholder benefits	(5)	(2)	(14)	14	12
Interest credited to policyholder account balances	11	(4)	7	(18)	(24)
Amortization of deferred policy acquisition costs and value of business acquired	0	0	0	0	(58)
Non-deferrable insurance commissions	0	0	0	0	0
Advisory fee expenses	0	0	0	0	0
General operating expenses	83	62	339	88	107
Interest expense	10	11	50	35	55
Net (gain) loss on divestitures	3	2	1	(3,081)
Total benefits and expenses	298	(164)	(575)	(3,216)	193
Net income attributable to noncontrolling interests	6	75	320	861	194
(Gain) loss on extinguishment of debt				219	10
Change in the fair value of market risk benefits, net	196	(233)	(958)	(447)
Adjustments | Fortitude Holdings
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net (gain) loss on divestitures				(26)	91
Total Corebridge
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Premiums	2,104	748	5,113	5,663	4,334
Policy fees	698	730	2,914	3,005	2,874
Total net investment income	2,335	2,311	8,758	9,917	9,084
Total net realized gains (losses)	4	11	170	701	54
Advisory fee and other income	222	288	1,000	1,175	1,060
Total revenues	5,363	4,088	17,955	20,461	17,406
Policyholder benefits	2,500	1,170	6,734	7,373	6,590
Interest credited to policyholder account balances	1,015	882	3,725	3,580	3,552
Amortization of deferred policy acquisition costs and value of business acquired	256	243	1,020	951	601
Non-deferrable insurance commissions	136	144	568	623	604
Advisory fee expenses	65	71	266	322	316
General operating expenses	499	524	1,984	2,016	1,920
Interest expense	162	70	484	354	435
Net (gain) loss on divestitures	0	0	0	0
Total benefits and expenses	4,633	3,104	14,781	15,219	14,018
Net income attributable to noncontrolling interests	(6)	(75)	(320)	(861)	(194)
Adjusted pre-tax operating income (loss)	724	909	2,854	4,381	3,194
(Gain) loss on extinguishment of debt				0	0
Change in the fair value of market risk benefits, net	$ 0	$ 0	$ 0	0
Total Corebridge | Fortitude Holdings
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net (gain) loss on divestitures				$ 0	$ 0